Expense Example, No Redemption - Cohen & Steers Real Assets Fund, Inc.	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 563
Expense Example, No Redemption, 3 Years	902
Expense Example, No Redemption, 5 Years	1,275
Expense Example, No Redemption, 10 Years	2,318
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	673
Expense Example, No Redemption, 5 Years	1,198
Expense Example, No Redemption, 10 Years	2,637
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	381
Expense Example, No Redemption, 5 Years	712
Expense Example, No Redemption, 10 Years	1,650
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	520
Expense Example, No Redemption, 5 Years	942
Expense Example, No Redemption, 10 Years	2,117
Class Z
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	679
Expense Example, No Redemption, 10 Years	1,569
Class F
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	679
Expense Example, No Redemption, 10 Years	$ 1,569